Investment in Equity Investee - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Equity interest in CONTADO acquisition						19.99%
Equity interest in CONTADO, excess cost of investment over underlying equity in net assets						$ 9,000,000
Earnings of equity method investment	348,000	509,000	625,000	575,000	564,000	833,000
Dividends Received from CONTADO					1,600,000	1,500,000
Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Equity interest in CONTADO, amortization expense					$ 400,000	$ 300,000